SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash generated by (used in) Operating Activities
Net income	$ 1,626	$ 2,522	$ 2,016
Adjustments for non-cash items:
Depreciation and depletion	3,256	2,703	1,913
Total before changes in non-cash working capital items	4,225	6,910	5,921
Net change in non-cash working capital items	4,999	(9,077)	(1,098)
Total cash generated by operating activities	9,224	(2,167)	4,823
Financing Activities
Total cash generated by financing activities	3,855	(3,055)	20,006
Investing Activities
Exploration and evaluation expenditures	(5,361)	(5,527)	(4,810)
Total cash used in investing activities	(13,229)	(3,135)	(18,493)
Change in cash and effect of exchange rates	(150)	(8,357)	6,336
Effect of exchange rates	(18)	(3)	43
Cash, Beginning	3,420	11,780	5,401
Cash, Ending	3,252	3,420	11,780
As Previously Reported [Member]
Cash generated by (used in) Operating Activities
Net income		2,653	1,504
Adjustments for non-cash items:
Depreciation and depletion		2,572	1,341
Other changes in operating activities		1,685	1,992
Total before changes in non-cash working capital items		6,910	4,837
Net change in non-cash working capital items		(9,077)	(1,098)
Total cash generated by operating activities		(2,167)	3,739
Financing Activities
Total cash generated by financing activities		(3,055)	20,006
Investing Activities
Exploration and evaluation expenditures			(8,313)
Recovery of exploration costs from concentrate proceeds			4,587
Other changes in investing activities			(13,683)
Total cash used in investing activities		(3,135)	(17,409)
Change in cash and effect of exchange rates		(8,357)	6,336
Effect of exchange rates		(3)	43
Cash, Beginning	3,420	11,780	5,401
Cash, Ending		3,420	11,780
Adjustment [Member]
Cash generated by (used in) Operating Activities
Net income		(131)	512
Adjustments for non-cash items:
Depreciation and depletion		131	572
Other changes in operating activities
Total before changes in non-cash working capital items			1,084
Net change in non-cash working capital items
Total cash generated by operating activities			1,084
Financing Activities
Total cash generated by financing activities
Investing Activities
Exploration and evaluation expenditures			3,503
Recovery of exploration costs from concentrate proceeds			(4,587)
Other changes in investing activities
Total cash used in investing activities			(1,084)
Change in cash and effect of exchange rates
Effect of exchange rates
Cash, Beginning
Cash, Ending
As Adjusted [Member]
Cash generated by (used in) Operating Activities
Net income		2,522	2,016
Adjustments for non-cash items:
Depreciation and depletion		2,703	1,913
Other changes in operating activities		1,685	1,992
Total before changes in non-cash working capital items		6,910	5,921
Net change in non-cash working capital items		(9,077)	(1,098)
Total cash generated by operating activities		(2,167)	4,823
Financing Activities
Total cash generated by financing activities		(3,055)	20,006
Investing Activities
Exploration and evaluation expenditures			(4,810)
Recovery of exploration costs from concentrate proceeds
Other changes in investing activities			(13,683)
Total cash used in investing activities		(3,135)	(18,493)
Change in cash and effect of exchange rates		(8,357)	6,336
Effect of exchange rates		(3)	43
Cash, Beginning	$ 3,420	11,780	5,401
Cash, Ending		$ 3,420	$ 11,780